Tax - Tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Current tax	$ 4,264	$ 3,669	$ 3,797
– for this year	4,115	3,525	3,882
– adjustments in respect of prior years	149	144	(85)
Deferred tax	1,024	(3)	(26)
– origination and reversal of temporary differences	(228)	(111)	(153)
– effect of changes in tax rates	1,337	(4)	110
– adjustments in respect of prior years	(85)	112	17
Total tax expense	5,288	3,666	3,771
Summary Of Income Taxes [Line Items]
Taxation at UK corporation tax rate of 19.25% (2016: 20.0%; 2015: 20.25%)	$ 3,305	$ 1,422	$ 3,821
Taxation at UK corporation tax rate of 19.25% (2016: 20.0%; 2015: 20.25%)	19.25%	20.00%	20.25%
Hong Kong
Summary Of Income Taxes [Line Items]
Taxation at UK corporation tax rate of 19.25% (2016: 20.0%; 2015: 20.25%)	$ 1,350	$ 1,118	$ 1,294
Taxation at UK corporation tax rate of 19.25% (2016: 20.0%; 2015: 20.25%)	16.50%	16.50%	16.50%